Note 8 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details)	9 Months Ended
Sep. 30, 2021 $ / shares shares
Unvested (in shares) | shares	53,303
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 3.46
Unvested (in shares) | shares	45,893
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 3.08
Restricted Stock [Member]
Granted (in shares) | shares	0
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Vested (in shares) | shares	(7,410)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 5.84
Forfeited (in shares) | shares	0
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0